PARTNERS' CAPITAL (Details) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 BRIM	Dec. 31, 2012 Series A	Dec. 31, 2011 Series A	Dec. 31, 2010 Series A	Dec. 31, 2009 Series A	Dec. 31, 2012 Series F	Dec. 31, 2011 Series F	Dec. 31, 2010 Series F	Dec. 31, 2009 Series F	Dec. 31, 2012 Series G	Dec. 31, 2011 Series G	Dec. 31, 2010 Series G	Dec. 31, 2009 Series G	Dec. 31, 2012 Series I	Dec. 31, 2011 Series I	Dec. 31, 2010 Series I	Dec. 31, 2009 Series I
Partners' capital
Net Asset Value	$ 261,662,968	$ 395,809,966	$ 375,395,713	$ 275,762,918		$ 220,539,487	$ 343,083,496			$ 17,551,923	$ 23,238,718			$ 21,236,500	$ 26,834,991			$ 2,335,058	$ 2,652,761
Number of Units	254,204,453	353,862,903	317,379,504	229,150,870		230,899,814	327,160,840			76,090	91,900			21,255,467	24,502,547			1,973,082	2,107,616
Net Asset Value per Unit						$ 0.9551	$ 1.0487	$ 1.0968	$ 1.0775	$ 230.67	$ 252.87	$ 264.28	$ 259.29	$ 0.9991	$ 1.0952	$ 1.1446	$ 1.1230	$ 1.1835	$ 1.2586	$ 1.2798	$ 1.2255
Ownership interest held in Partnership					1.00%